UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact name of registrant as specified in charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Arthur J. Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record.

The registrant was entitled to vote at one shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Icahn Fund Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: September 25, 2006

(e)	A brief description of the matter voted on: Waive 20% co-investment limitation; consent to creation of SPV to purchase additional securities of Time Warner Inc.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed waiver and the consent.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: D.E. Shaw Oculus Fund, L.L.C.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: December 27, 2006

(e)	A brief description of the matter voted on: Revisions to fund documents: ion: Changing withdrawal gate from 1/8th to 1/12th.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed revisions to fund documents: changing the withdrawal gate.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Icahn Partners LP

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: January 26, 2007

(e)	A brief description of the matter voted on: Carl Icahn is asking investors to sign a consent form that implements two amendments to the Limited Partnership Agreement and applies to the flagship onshore and offshore hedge funds. The purpose of the proposed changes is to give Icahn greater flexibility in raising assets, which will ultimately increase his ability to build controlling stakes and gain influence in activist positions. Icahn plans to raise additional assets by launching new SPVs and Funds. The changes will allow Carl Icahn to invest in any investment vehicle under Icahn Management without seeking permission from investors. Prior to this amendment Icahan is/was allowed to launch and manage any investment vehicle, yet he required permission from hedge fund investors to invest in any vehicle outside of the flagship hedge fund. The proposed amendment in essence lifts the restriction of Icahn requiring consent from his investors to invest in any vehicle.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed consent.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Lansdowne Global Financials Fund, L.P.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: March 7, 2007

(e)	A brief description of the matter voted on: Consent to increase the required notice period for withdrawals from 30 to 90 days.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed consent.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Highbridge Long/Short Equity Fund, LP

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: April 24, 2007

(e)	A brief description of the matter voted on: Highbridge wishes to seek investor approval for several changes to their documents (both onshore and offshore). The changes include: 1) updating disclosure of their valuation procedures in line with US GAAP; 2) clarify their practice of creating separate capital accounts for each new contribution by an investor; 3) admitting a new general partner, Highbridge GP, LLC, which is being done for bank regulatory reasons in connection with JP Morgan Asset Management’s purchase of the current GP (Highbridge Capital Management) effective May 1, 2007.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes, by default

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed changes.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: ADM Galleus Fund (a sub fund of ADRC Limited)

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: June 8, 2007

(e)	A brief description of the matter voted on: Several matters regarding the organization of the fund: 1) fund to be re-domiciled from Mauritius to Cayman Islands, 2) Fiscal year end moving to 31 December, 3) Corporate Action voting rights, and 4) minimum subscription amounts.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. The Registrant gave its proxy to management to vote on the Registrant’s behalf.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed matters.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer

Date: August 31, 2007